Accounting policies - Schedule of estimated effect of a 1% change in the euro against the corresponding currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
US dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	€ (146.0)	€ (133.3)	€ (123.6)
1 % appreciation of euro, effect on consolidated profit	(4.4)	(8.6)	(4.1)
1 % depreciation of euro, effect on consolidated equity	148.9	136.0	126.1
1 % depreciation of euro, effect on consolidated profit	4.5	8.8	4.2
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(14.8)	(11.4)	(20.4)
1 % appreciation of euro, effect on consolidated profit	(2.0)	(2.4)	(4.4)
1 % depreciation of euro, effect on consolidated equity	15.1	11.6	20.8
1 % depreciation of euro, effect on consolidated profit	2.1	2.4	4.5
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(94.7)	(105.9)	(107.9)
1 % appreciation of euro, effect on consolidated profit	(1.5)	(2.3)	(1.2)
1 % depreciation of euro, effect on consolidated equity	96.7	108.0	110.1
1 % depreciation of euro, effect on consolidated profit	1.5	2.3	1.2
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(27.7)	(23.1)	(21.7)
1 % appreciation of euro, effect on consolidated profit	(2.0)	(0.9)	(2.0)
1 % depreciation of euro, effect on consolidated equity	28.2	23.6	22.1
1 % depreciation of euro, effect on consolidated profit	2.0	0.9	2.0
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(100.1)	(80.8)	(75.0)
1 % appreciation of euro, effect on consolidated profit	(5.9)	(15.4)	(12.6)
1 % depreciation of euro, effect on consolidated equity	102.1	82.4	76.5
1 % depreciation of euro, effect on consolidated profit	6.0	15.7	12.8
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(19.8)	(27.5)	(26.7)
1 % appreciation of euro, effect on consolidated profit	(1.3)	(1.1)	(2.2)
1 % depreciation of euro, effect on consolidated equity	20.2	28.0	27.2
1 % depreciation of euro, effect on consolidated profit	1.4	1.1	2.2
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(17.1)	(10.7)	(7.9)
1 % appreciation of euro, effect on consolidated profit	(2.1)	(2.5)	(1.8)
1 % depreciation of euro, effect on consolidated equity	17.4	11.0	8.0
1 % depreciation of euro, effect on consolidated profit	€ 2.2	€ 2.6	€ 1.8